Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Reconciliation of Net Income per Common Share

	For the Three Months Ended		For the Three Months Ended
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common stock:
Numerator:
Allocation of net (loss) income - Basic and diluted	$(2,203,939)	$(550,985)	$5,219,653	$1,304,913
Denominator:
Basic and diluted weighted average common stock outstanding	34,500,000	8,625,000	34,500,000	8,625,000
Basic and diluted net (loss) income per common stock	$(0.06)	$(0.06)	$0.15	$0.15

	For the Nine Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income - Basic and diluted	$3,597,487	$899,372	$1,947,214	$533,264
Denominator:
Basic weighted average common stock outstanding	34,500,000	8,625,000	31,087,912	8,513,736
Diluted weighted average common stock outstanding	34,500,000	8,625,000	31,087,912	8,625,000
Basic and diluted net income per common stock	$0.10	$0.10	$0.06	$0.06

			For the Period From October 7,
	For the Year Ended		2020 (Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock:
Numerator:
Allocation of net income(loss) - Basic	$2,136,906	$571,335	$—	$(1,892)
Allocation of net income (loss) - Diluted	$2,132,523	$575,718	$—	$(1,892)
Denominator:
Basic weighted average common stock outstanding	31,947,945	8,541,781	—	7,500,000
Diluted weighted average common stock outstanding	31,947,945	8,625,000	—	7,500,000
Basic and diluted net income (loss) per common stock	$0.07	$0.07	$—	$(0.00)